Supplemental Condensed Consolidating Financial Information (Condensed Consolidating Statement Of Cash Flows) (Detail) (USD $) In Thousands, unless otherwise specified	2 Months Ended	6 Months Ended	2 Months Ended	6 Months Ended	2 Months Ended	6 Months Ended	2 Months Ended	6 Months Ended		10 Months Ended	12 Months Ended		6 Months Ended	10 Months Ended	12 Months Ended		6 Months Ended	10 Months Ended	12 Months Ended				6 Months Ended	10 Months Ended	12 Months Ended
	Dec. 31, 2011	Jun. 30, 2012	Dec. 31, 2011 Emdeon Inc.	Jun. 30, 2012 Emdeon Inc.	Dec. 31, 2011 Guarantor Subsidiaries	Jun. 30, 2012 Guarantor Subsidiaries	Dec. 31, 2011 Consolidated	Jun. 30, 2012 Consolidated	Jun. 30, 2011 Predecessor	Nov. 01, 2011 Predecessor	Dec. 31, 2010 Predecessor	Dec. 31, 2009 Predecessor	Jun. 30, 2011 Predecessor Emdeon Inc.	Nov. 01, 2011 Predecessor Emdeon Inc.	Dec. 31, 2010 Predecessor Emdeon Inc.	Dec. 31, 2009 Predecessor Emdeon Inc.	Jun. 30, 2011 Predecessor Guarantor Subsidiaries	Nov. 01, 2011 Predecessor Guarantor Subsidiaries	Dec. 31, 2010 Predecessor Guarantor Subsidiaries	Dec. 31, 2009 Predecessor Guarantor Subsidiaries	Dec. 31, 2010 Predecessor Consolidating Adjustments	Dec. 31, 2009 Predecessor Consolidating Adjustments	Jun. 30, 2011 Predecessor Consolidated	Nov. 01, 2011 Predecessor Consolidated	Dec. 31, 2010 Predecessor Consolidated	Dec. 31, 2009 Predecessor Consolidated
Operating activities
Net income (loss)	$ (16,693)	$ (52,927)	$ (16,693)	$ (52,927)	$ 3,791	$ (7,741)	$ (16,693)	$ (52,927)	$ 16,503	$ (19,582)	$ 33,167	$ 14,003	$ 10,194	$ (24,691)	$ 19,546	$ 9,581	$ 27,423	$ 21,591	$ 56,667	$ 18,861	$ (43,046)	$ (14,439)	$ 16,503	$ (19,582)	$ 33,167	$ 14,003
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Depreciation and amortization	29,094	91,782	1,501	4,502	27,593	87,280	29,094	91,782	76,956	128,761	124,721	105,321	2	3			76,954	128,758	124,721	105,321			76,956	128,761	124,721	105,321
Equity compensation									11,483	54,932	17,721	25,415	305	1,300	760	307	11,178	53,632	16,961	25,108			11,483	54,932	17,721	25,415
Deferred income tax benefit	(6,397)	(28,066)	(10,510)	(23,662)	4,113	(4,404)	(6,397)	(28,066)	2,058	(15,045)	12,236	(1,248)	9,474	8,417	17,213	3,029	(7,416)	(23,462)	(4,977)	(4,277)			2,058	(15,045)	12,236	(1,248)
Equity in earnings of consolidated subsidiaries			(3,791)	7,741									(21,114)	(16,482)	(43,046)	(14,439)					43,046	14,439
Accretion expense	2,459	12,346	2,459	12,346			2,459	12,346
Amortization of debt discount and issuance costs	1,642	5,073	356	1,096	1,286	3,977	1,642	5,073	6,945	11,673	12,911	11,947					6,945	11,673	12,911	11,947			6,945	11,673	12,911	11,947
Amortization of discontinued cash flow hedge from other comprehensive loss									1,879	3,167	5,800	7,970					1,879	3,167	5,800	7,970			1,879	3,167	5,800	7,970
Loss on extinguishment of debt		18,293				18,293		18,293
Change in fair value of interest rate swap (not subject to hedge accounting)	(2,755)				(2,755)		(2,755)		(5,163)	(7,983)	(3,908)						(5,163)	(7,983)	(3,908)				(5,163)	(7,983)	(3,908)
(Gain) loss on abandonment of leased properties																			(105)	1,675					(105)	1,675
Change in contingent consideration	(5,843)				(5,843)		(5,843)		(3,638)	(8,036)	(9,284)						(3,638)	(8,036)	(9,284)				(3,638)	(8,036)	(9,284)
Other	489	227			489	227	489	227	16	1,119	419	1,173					16	1,119	524	(502)			16	1,119	524	(502)
Changes in operating assets and liabilities:
Accounts receivable	(13,447)	1,062			(13,447)	1,062	(13,447)	1,062	(8,819)	660	(2,429)	(2,571)					(8,819)	660	(2,429)	(2,571)			(8,819)	660	(2,429)	(2,571)
Prepaid expenses and other	3,126	(3,666)	3,318	(1,623)	(192)	(2,043)	3,126	(3,666)	2,360	6,638	(12,552)	4,945	(547)	88	(425)	(561)	2,907	6,550	(12,127)	5,506			2,360	6,638	(12,552)	4,945
Accounts payable	(2,912)	3,231			(2,912)	3,231	(2,912)	3,231	3,925	8,505	(7,499)	4,731					3,925	8,505	(7,499)	4,731			3,925	8,505	(7,499)	4,731
Accrued expenses, deferred revenue, and other liabilities	(17,544)	7,138	(13,261)	26,379	(4,283)	(19,241)	(17,544)	7,138	816	47,613	451	(9,234)	(794)	29,263	(92)	745	1,610	18,350	543	(9,979)			816	47,613	451	(9,234)
Tax receivable agreement obligations to related parties		(114)		(114)				(114)	(2,913)	(3,519)	95	299	(2,913)	(3,519)	95	299							(2,913)	(3,519)	95	299
Due to/from affiliates			(3,769)	4,246	3,769	(4,246)							448	(2,667)	504	97	(448)	2,667	(504)	(97)
Net cash provided by (used in) operating activities	(28,781)	54,379	(40,390)	(22,015)	11,609	76,394	(28,781)	54,379	102,408	208,903	171,849	162,751	(4,945)	(8,288)	(5,443)	(942)	107,353	217,191	177,292	163,693			102,408	208,903	171,849	162,751
Investing activities
Purchases of property and equipment	(8,279)	(27,430)			(8,279)	(27,430)	(8,279)	(27,430)	(34,088)	(51,902)	(79,988)	(48,292)					(34,088)	(51,902)	(79,988)	(48,292)			(34,088)	(51,902)	(79,988)	(48,292)
Payments for acquisition, net of cash acquired		(59,013)				(59,013)		(59,013)	(39,758)	(39,422)	(251,464)	(76,250)					(39,758)	(39,422)	(251,464)	(76,250)			(39,758)	(39,422)	(251,464)	(76,250)
Purchases of Emdeon Inc	(1,943,218)		(1,597,220)		(345,998)		(1,943,218)									(11)				11
Investment in subsidiaries, net				21,866											(80,000)						80,000
Other											(3,000)	1,300			(3,000)					1,300					(3,000)	1,300
Net cash provided by (used in) investing activities	(1,951,497)	(86,443)	(1,597,220)	21,866	(354,277)	(86,443)	(1,951,497)	(86,443)	(73,846)	(91,324)	(334,452)	(123,242)			(83,000)	(11)	(73,846)	(91,324)	(331,452)	(123,231)	80,000		(73,846)	(91,324)	(334,452)	(123,242)
Financing activities
Proceeds from issuance of stock	863,245		863,245				863,245				306	147,964			306	145,165				2,799					306	147,964
Distributions to Emdeon Inc., net						(21,866)
Repurchase of Class A common stock		(317)				(317)		(317)								(1,586)										(1,586)
Repurchase of Units of EBS Master LLC																(5,373)										(5,373)
Proceeds from Term Loan Facility	1,185,114	70,351	25,332	(207)	1,159,782	70,558	1,185,114	70,351
Debt principal payments	(942,138)	(6,312)		(135)	(942,138)	(6,177)	(942,138)	(6,312)	(4,275)	(10,128)	(11,423)	(29,203)		(3,716)	(3,624)	(5,653)	(4,275)	(6,412)	(7,799)	(23,550)			(4,275)	(10,128)	(11,423)	(29,203)
Proceeds from Revolving Facility	25,000				25,000		25,000
Repayment of assumed debt obligations											(35,254)	(200)							(35,254)	(200)					(35,254)	(200)
Proceeds from Senior Notes	729,375		729,375				729,375
Payments on Revolving Facility	(10,000)				(10,000)	(15,000)	(10,000)	(15,000)				(10,000)								(10,000)						(10,000)
Capital contribution from Emdeon Inc.																138			80,000	(138)	(80,000)
Payment of loan costs		(2,060)		(34)		(2,026)		(2,060)
Payment of debt issue costs	(35,901)		(5,871)		(30,030)		(35,901)
Capital contributions from stockholders																				203						203
Proceeds from incremental term loan											97,982								97,982						97,982
Other	(2,868)	(135)	(2,800)		(68)	(135)	(2,868)	(135)	(1,015)	(263)	(1,819)	(7,549)	395	925			(1,410)	(1,188)	(1,819)	(793)			(1,015)	(263)	(1,819)	(793)
Net cash provided by (used in) financing activities	1,811,827	46,527	1,609,281	(376)	202,546	25,037	1,811,827	46,527	(5,290)	(10,391)	49,792	101,012	395	(2,791)	(3,318)	132,691	(5,685)	(7,600)	133,110	(31,679)	(80,000)		(5,290)	(10,391)	49,792	101,012
Net increase (decrease) in cash and cash equivalents	(168,451)	14,463	(28,329)	(525)	(140,122)	14,988	(168,451)	14,463	23,272	107,188	(112,811)	140,521	(4,550)	(11,079)	(91,761)	131,738	27,822	118,267	(21,050)	8,783			23,272	107,188	(112,811)	140,521
Cash and cash equivalents at beginning of period	206,376	37,925	28,901	572	177,475	37,353	206,376	37,925	99,188	99,188	211,999	71,478	39,980	39,980	131,741	3	59,208	59,208	80,258	71,475			99,188	99,188	211,999	71,478
Cash and cash equivalents at end of period	$ 37,925	$ 52,388	$ 572	$ 47	$ 37,353	$ 52,341	$ 37,925	$ 52,388	$ 122,460	$ 206,376	$ 99,188	$ 211,999	$ 35,430	$ 28,901	$ 39,980	$ 131,741	$ 87,030	$ 177,475	$ 59,208	$ 80,258			$ 122,460	$ 206,376	$ 99,188	$ 211,999